Stock-Based Compensation - Summary of Company's Restricted Shares of Stock and Unit Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number Of Shares And Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning of period, shares	6,719,298	7,446,955	8,265,507
Granted, shares	3,519,474	3,213,023	2,850,927
Vested, shares	(3,270,778)	(3,373,323)	(3,295,376)
Cancelled, shares	(361,161)	(567,357)	(374,103)
Outstanding at end of period, shares	6,606,833	6,719,298	7,446,955
Outstanding at beginning of period, weighted-average grant-date fair value	$ 48.17	$ 44.49	$ 39.50
Granted, weighted-average grant-date fair value	50.45	55.03	54.45
Vested, weighted-average grant-date fair value	48.69	46.42	40.66
Cancelled, weighted-average grant-date fair value	50.55	49.07	43.91
Outstanding at end of period, weighted-average grant-date fair value	$ 48.99	$ 48.17	$ 44.49